Income Taxes	12 Months Ended
Feb. 28, 2025
Income Tax Disclosure [Abstract]
Income Taxes

12. INCOME TAXES

Income tax expenses consist of the following:

	For the Years Ended
	February 28, 2023	February 29, 2024	February 28, 2025
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	875	1,076	722	99
Deferred income tax expense:
PRC	118	25	—	—
Total income tax expense	993	1,101	722	99

Cayman Islands

Four Seasons Education (Cayman) Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Four Seasons Education (Cayman) Inc. is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary, Four Seasons Education (Hong Kong) Limited, which domiciled in Hong Kong, has introduced a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK dollar 2,000 of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended February 28, 2023, February 29, 2024 and February 28, 2025.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Group’s subsidiaries and VIEs incorporated in the PRC are subject to statutory rate of 25%with the following exceptions.

For qualified small and low-profit enterprises, from January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended February 28, 2023, February 29, 2024 and February 28, 2025, some PRC subsidiaries are qualified small and low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group’s deferred tax assets and liabilities were as follows:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	12,455	10,447	1,434
Advertising expenses	768	227	31
Donation overspending	5,200	(57)	(8)
Lease liability	570	1,162	160
Accrued expenses	13,678	14,937	2,051
Depreciation and amortization	119	4	1
Allowance for doubtful accounts	3,531	772	106
Total deferred tax assets	36,321	27,492	3,775
Valuation allowance	(35,196)	(25,967)	(3,566)
Total deferred tax assets, net of valuation allowance	1,125	1,525	209
Net off against deferred tax liabilities	(1,125)	(1,525)	(209)
Net deferred tax assets	—	—	—

Deferred tax liabilities:
Amortization of intangible assets acquired from acquisition	(450)	(350)	(48)
Right-of-use asset	(675)	(1,175)	(161)
Total deferred tax liabilities	(1,125)	(1,525)	(209)
Net off against deferred tax assets	1,125	1,525	209
Net deferred tax liabilities	—	—	—

The Group considers positive and negative evidence to determine whether some portion or all the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. With the consideration of the duration of statutory carry forward periods and forecasts of future profitability, it has concluded that it is more likely than not that all its deferred tax assets generated from the Group would not be utilized in the future. The Group has provided full allowance of its deferred tax assets. Movement of the valuation allowance is as follows:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Balance at the beginning of the year	(30,521)	(35,196)	(4,834)
Provided	(15,356)	(126)	(17)
Written off	10,681	9,355	1,285
Balance at the end of the year	(35,196)	(25,967)	(3,566)

As of February 28, 2025, PRC tax loss carry-forward amounted to RMB 56,365 (US$7,739), and would expire from calendar year 2026 to 2030. HK tax loss carry-forward amounted to RMB 15,190 (US$2,086) can be carried forward indefinitely. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of RMB 25,967 (US$3,566) had been established as of February 28, 2025, as it is more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

As of February 29, 2024 and February 28, 2025, the Group had unrecognized tax benefits of RMB15,313 and RMB18,859 (US$2,590). It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Balance at the beginning of the year	(15,313)	(15,313)	(2,103)
Increase related to current year tax positions	—	(3,546)	(487)
Balance at the end of the year	(15,313)	(18,859)	(2,590)

The Group recognizes accrued interest related to unrecognized tax benefits in income tax expenses. As of February 29, 2024 and February 28, 2025, the Group did not record any penalties related to unrecognized tax benefits.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, regarding tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of February 29, 2024 and February 28, 2025.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIE given that the Group will ultimately use the means.

(Loss) income before provision for income taxes is attributable to the following geographic locations for the years ended February 28, 2023, February 29, 2024 and February 28, 2025:

	For the Years Ended
	February 28, 2023	February 29, 2024	February 28, 2025
	RMB	RMB	RMB	USD
PRC	(14,937)	4,542	(7,116)	(976)
Foreign	(17,558)	(666)	7,211	990
Total (Loss) income before provision of income taxes	(32,495)	3,876	95	14

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended February 28, 2023, February 29, 2024 and February 28, 2025 are as follows:

	For the Years Ended
	February 28,	February 29,	February 28,
	2023	2024	2025
(Loss)/income before income tax	(32,495)	3,876	95
PRC statutory income tax rate	25%	25%	25%
Computed income tax (benefit)/expense with PRC statutory income tax rate	(8,124)	969	24
Effect of preferential tax rate	975	1,589	(24)
Effect of non-taxable income	(325)	(1,085)	—
Effect of different tax rates in other jurisdictions	4,224	(698)	(2,350)
Effect of changes in tax rates	1,950	(581)	2,262
Effect of expired NOL	—	—	235
Changes in valuation allowance	3,250	4,667	(9,228)
Effect of true-up on NOL	—	(4,574)	403
Effect of deregistration of subsidiaries	—	—	9,279
Effect of non-deductible expenses	(957)	814	121
Income tax expense	993	1,101	722

For the year ended February 29, 2024 and February 28, 2025, non-deductible expenses include all non-deductible items for entertainment expenses and others. The true-up on net operating loss is mainly due to true-up on differences between the tax loss on PRC tax return and prior year accumulated net operating loss.